Basis of preparation and presentation of Consolidated Financial Statements (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Somos Sistemas de Ensino S.A. ("Somos Sistemas")
The Company and Basis of Presentation
Interest %	100.00%	100.00%
Livraria Livro Facil Ltda.("Livro Fácil")
The Company and Basis of Presentation
Interest %	0.00%	100.00%
A & R Comercio e Servicos de Informatica Ltda. ("Pluri")
The Company and Basis of Presentation
Interest %	100.00%	100.00%
Colegio Anglo Sao Paulo Ltda. ("Anglo Sao Paulo")
The Company and Basis of Presentation
Interest %	100.00%	100.00%
Phidelis Tecnologia Desenvolvimento de Sistemas Ltda. (“Phidelis”)
The Company and Basis of Presentation
Interest %	100.00%	100.00%
MVP Consultoria e Sistemas Ltda. (“MVP”)
The Company and Basis of Presentation
Interest %	100.00%	100.00%
Sociedade Educacional da Lagoa Ltda (“SEL”)
The Company and Basis of Presentation
Interest %	100.00%	100.00%
EMME – Producoes de Materiais em Multimídia Ltda ("EMME")
The Company and Basis of Presentation
Interest %	100.00%	100.00%
Escola Start Ltda. ("Start")
The Company and Basis of Presentation
Interest %	51.00%	0.00%